COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.         COMMITMENTS AND CONTINGENCIES

Capital commitment

Capital commitment for construction of property and purchase of property, plant and equipment were $278,677 as of February 28, 2022, a substantial majority of which were for the construction projects in Beijing and Jiangsu. The amount within one year for the capital commitment was $155,803 and $122,874 thereafter.

Lease property management fee commitment

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2022 were as follows:

Fiscal year ending
February 2023	$8,428
February 2024	8,247
February 2025	5,666
February 2026	3,902
February 2027	2,745
Thereafter	9,337

Total	$38,325

Investment commitment

The Group was obligated to pay $9,870 for several long-term investments under various arrangements as of February 28, 2022 with payment due within two years.

Contingencies

As of February 28, 2022, the Group remains in the process of preparing filings and applying for permits of certain learning centers. The Group cannot reasonably estimate the contingent liability of without the filling of the permit; no liabilities is recorded as of February 28, 2022.

During June and July 2018, two putative shareholder class action lawsuits were filed against the Company and certain officers of the Company in the U.S. District Court for the Southern District of New York (“the Court”). These class actions seek to recover damages caused by the Company’s violations of the federal securities laws and pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. In September 2018, the Court consolidated the two lawsuits as one case. In November 2021, the Courted granted final approval of the class action settlement reached by the Company and the plaintiffs, and the settlement is fully covered by insurance policy.

The SEC’s Division of Enforcement has requested the Company to provide information relating to certain transactions discussed in a report issued by Muddy Waters Capital LLC in 2018, the Company’s internal review status report, as well as information regarding issues related to the “Light Class” business as Company announced in April 2020.

21.         COMMITMENTS AND CONTINGENCIES - continued

Contingencies - continued

Based on the current progress and information available, the Company does not believe it has sound basis to develop possible outcome of the SEC’s inquiries as well as the contingent losses it may incur. Therefore, no accrual for contingency loss was recognized in the consolidated statements of operations.

From time to time, the Group may be subject to other legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.